JPMorgan SmartRetirement® Blend 2035 Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 64.1%
Fixed Income — 23.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	81,950	593,319
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,393	27,237
JPMorgan High Yield Fund Class R6 Shares (a)	15,712	101,501
Total Fixed Income		722,057
International Equity — 3.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,811	98,142
U.S. Equity — 37.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	13,446	1,132,311
Total Investment Companies (Cost $1,522,174)		1,952,510
Exchange-Traded Funds — 27.8%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	454	42,682
International Equity — 20.6%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,864	98,172
JPMorgan BetaBuilders International Equity ETF (a)	8,589	528,269
Total International Equity		626,441
U.S. Equity — 5.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,311	118,101
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	959	58,057
Total U.S. Equity		176,158
Total Exchange-Traded Funds (Cost $691,511)		845,281
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 1.7%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.70%, 2/1/2027	664	640
6.53%, 5/1/2034	50	54
3.75%, 2/1/2050	250	175
L3Harris Technologies, Inc.
5.25%, 6/1/2031	230	234
5.40%, 7/31/2033	61	62
Leidos, Inc. 5.75%, 3/15/2033	50	51
Northrop Grumman Corp. 3.85%, 4/15/2045	90	71
RTX Corp.
3.75%, 11/1/2046	80	61
2.82%, 9/1/2051	70	43
		1,391

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.0% ^
Hyundai Capital America
2.38%, 10/15/2027 (b)	198	187
4.55%, 9/26/2029 (b)	100	98
		285
Banks — 0.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	200	201
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	200	211
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (c)	200	203
5.59%, 8/8/2028	200	206
Bank of America Corp.
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	130	132
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	130	135
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	610	535
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	80	83
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	30	30
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	200	205
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (b)	200	206
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	200	205
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	200	201
(SOFR + 2.42%), 6.04%, 3/12/2055 (c)	216	218
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	275	278
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	200	204
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	280	283
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	200	204
BPCE SA (France)
5.28%, 5/30/2029 (b)	250	254
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	250	252
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	400	389
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	630	638
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	684	675
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	268	235
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	250	253
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	250	254
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	200	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	200	200
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	305	307
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (b)	200	204
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	316	323
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	650	608

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	245	248
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	80	81
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	130	131
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	250	259
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	400	392
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	275	275
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (c)	266	263
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	170	169
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (c)	75	77
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	215	213
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	400	400
5.25%, 2/19/2027 (b)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	400	410
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	200	203
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (b) (c)	350	374
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	200	204
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	65	70
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	185	182
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	62	63
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	85	87
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	30	31
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	330	336
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	265	263
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	18	13
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	120	102
		13,577
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	172
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	255	257
4.05%, 11/21/2039	300	263
Amgen, Inc.
3.15%, 2/21/2040	406	310
3.00%, 1/15/2052	70	45
Gilead Sciences, Inc. 2.60%, 10/1/2040	332	237
		1,112
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	150	120

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.0% ^
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	41
Capital Markets — 0.1%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (c)	60	66
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	43
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	150	147
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	300	288
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	150	144
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	150	152
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	350	366
Goldman Sachs Group, Inc. (The)
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	80	85
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	175	181
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	185	187
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	385	383
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	150	129
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	110	112
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	105	106
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	20	20
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	140	144
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	70	71
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	550	472
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	40	40
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	95	95
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	40	30
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (c)	40	39
UBS Group AG (Switzerland)
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	260	267
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (b) (c)	310	296
		3,863
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	284	293
EIDP, Inc. 4.80%, 5/15/2033	75	74
RPM International, Inc. 2.95%, 1/15/2032	61	53
		420
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (b)	200	210
5.04%, 3/25/2030 (b)	95	95
		305
Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	300	290
6.10%, 1/15/2027	400	409

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Aircastle Ltd. 5.25%, 3/15/2030 (b)	150	149
American Express Co. (SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	120	121
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	259	260
2.53%, 11/18/2027 (b)	369	345
4.95%, 1/15/2028 (b)	95	94
5.75%, 3/1/2029 (b)	304	310
5.75%, 11/15/2029 (b)	205	209
5.15%, 1/15/2030 (b)	150	149
Capital One Financial Corp. (SOFR + 1.91%), 5.70%, 2/1/2030 (c)	60	61
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	200	202
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	165	165
5.15%, 3/17/2030 (b)	75	74
		2,838
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	50	49
5.50%, 9/15/2054	40	38
		87
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	49	47
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (b)	200	201
Sonoco Products Co. 5.00%, 9/1/2034	100	96
		344
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	16
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	80	69
WP Carey, Inc.
2.40%, 2/1/2031	36	31
2.45%, 2/1/2032	40	34
		134
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.
3.50%, 6/1/2041	128	99
3.55%, 9/15/2055	76	51
Sprint Capital Corp. 6.88%, 11/15/2028	30	32
Verizon Communications, Inc.
3.15%, 3/22/2030	124	115
4.78%, 2/15/2035 (b)	13	13
2.65%, 11/20/2040	44	31
		341

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 0.3%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	57
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	185	176
5.65%, 6/1/2054	80	79
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	217	221
DTE Electric Co.
Series B, 3.25%, 4/1/2051	100	69
Series B, 3.65%, 3/1/2052	45	33
Duke Energy Corp. 6.10%, 9/15/2053	70	71
Duke Energy Florida LLC 5.95%, 11/15/2052	62	63
Duke Energy Progress LLC 2.90%, 8/15/2051	40	25
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	521	532
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	20	17
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	250	259
Emera US Finance LP (Canada) 4.75%, 6/15/2046	172	142
Entergy Arkansas LLC 5.75%, 6/1/2054	70	70
Entergy Louisiana LLC
4.00%, 3/15/2033	40	37
5.70%, 3/15/2054	100	99
Entergy Mississippi LLC 5.00%, 9/1/2033	100	99
Evergy Metro, Inc. 4.95%, 4/15/2033	89	88
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	232	231
Eversource Energy 3.38%, 3/1/2032	290	260
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	215	208
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	274	235
Florida Power & Light Co. 5.30%, 4/1/2053	50	48
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	37
Interstate Power and Light Co. 4.95%, 9/30/2034	55	54
ITC Holdings Corp. 5.40%, 6/1/2033 (b)	200	201
Jersey Central Power & Light Co. 5.10%, 1/15/2035 (b)	45	45
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	13	10
MidAmerican Energy Co. 5.85%, 9/15/2054	40	41
Monongahela Power Co. 5.85%, 2/15/2034 (b)	30	31
Nevada Power Co. 6.00%, 3/15/2054	30	31
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	62	38
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	110	105
Northern States Power Co. 5.10%, 5/15/2053	100	93
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	118	111
Ohio Power Co. 5.00%, 6/1/2033	70	69
Pacific Gas and Electric Co.
6.40%, 6/15/2033	97	101
5.80%, 5/15/2034	53	54
3.75%, 8/15/2042 (d)	322	239
6.75%, 1/15/2053	5	5
5.90%, 10/1/2054	15	14
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,040	1,037

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series A-3, 5.54%, 7/15/2047	65	65
Series A-3, 5.53%, 6/1/2049	170	170
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	28
Series A-5, 5.10%, 6/1/2052	35	33
PPL Capital Funding, Inc. 5.25%, 9/1/2034	70	70
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	43
Public Service Co. of Oklahoma
5.25%, 1/15/2033	70	70
5.20%, 1/15/2035	30	30
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	51	49
Sierra Pacific Power Co. 5.90%, 3/15/2054	60	61
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	49	49
Southern California Edison Co.
5.45%, 6/1/2031	170	172
Series C, 4.13%, 3/1/2048	150	113
5.70%, 3/1/2053	25	23
5.88%, 12/1/2053	67	64
5.75%, 4/15/2054	125	117
5.90%, 3/1/2055	70	67
Tucson Electric Power Co. 5.50%, 4/15/2053	90	86
Union Electric Co.
5.20%, 4/1/2034	150	151
3.90%, 4/1/2052	163	124
5.45%, 3/15/2053	50	48
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	74	75
5.70%, 12/30/2034 (b)	45	45
		7,188
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	250	256
4.00%, 4/14/2032	500	468
		724
Financial Services — 0.0% ^
Fiserv, Inc. 5.15%, 8/12/2034	300	298
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (b)	250	253
Shell International Finance BV 3.13%, 11/7/2049	52	35
		586
Food Products — 0.0% ^
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	127	123
J M Smucker Co. (The)
6.20%, 11/15/2033	30	32
6.50%, 11/15/2053	25	27
JBS USA Holding Lux SARL
3.00%, 5/15/2032	100	86

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
6.75%, 3/15/2034	260	281
JBS USA LUX Sarl 5.95%, 4/20/2035 (b)	50	51
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	50
4.38%, 6/1/2046	29	24
Mars, Inc. 5.65%, 5/1/2045 (b)	205	205
		879
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	28
Southern California Gas Co. 6.35%, 11/15/2052	125	134
		162
Ground Transportation — 0.0% ^
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	80	80
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	37	32
ERAC USA Finance LLC 5.00%, 2/15/2029 (b)	150	152
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	80	83
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	150	145
Uber Technologies, Inc. 4.80%, 9/15/2034	65	63
Union Pacific Corp. 3.55%, 8/15/2039	70	58
		613
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	17
DH Europe Finance II SARL 3.25%, 11/15/2039	230	182
Solventum Corp. 5.60%, 3/23/2034	146	148
		347
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	38
Banner Health 1.90%, 1/1/2031	100	86
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	16
Cencora, Inc. 5.13%, 2/15/2034	290	290
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	45
CommonSpirit Health 2.78%, 10/1/2030	74	67
HCA, Inc.
5.60%, 4/1/2034	310	312
5.45%, 9/15/2034	70	69
5.75%, 3/1/2035	160	161
5.50%, 6/15/2047	25	23
3.50%, 7/15/2051	23	15
5.95%, 9/15/2054	55	53
6.10%, 4/1/2064	140	135
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	28
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	25
		1,363
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60	58

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
DOC DR LLC 2.63%, 11/1/2031	25	22
Healthcare Realty Holdings LP
3.10%, 2/15/2030	500	459
2.00%, 3/15/2031	88	74
Sabra Health Care LP 3.20%, 12/1/2031	45	39
		652
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	150	148
Starbucks Corp. 3.35%, 3/12/2050	52	35
		183
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	140	142
Constellation Energy Generation LLC
3.25%, 6/1/2025	194	193
5.75%, 10/1/2041	40	39
Southern Power Co. 5.15%, 9/15/2041	174	164
		538
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	110	105
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	60	59
Prologis LP 5.25%, 3/15/2054	138	131
		190
Insurance — 0.1%
Aon North America, Inc. 5.75%, 3/1/2054	130	128
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	31
Brown & Brown, Inc. 2.38%, 3/15/2031	292	251
Corebridge Global Funding 5.90%, 9/19/2028 (b)	60	62
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	55	56
F&G Global Funding 5.88%, 6/10/2027 (b)	200	204
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	200	230
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	156	115
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	40	37
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	60	56
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	70	57
3.30%, 5/15/2050 (b)	96	64
		1,291
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.40%, 8/15/2054	100	98
IT Services — 0.0% ^
CGI, Inc. (Canada) 2.30%, 9/14/2031	75	64
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	86	65

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	392	339
3.50%, 3/1/2042	35	24
3.70%, 4/1/2051	96	61
Comcast Corp.
3.25%, 11/1/2039	334	259
2.80%, 1/15/2051	130	78
5.35%, 5/15/2053	180	168
		929
Metals & Mining — 0.0% ^
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (b)	75	76
5.37%, 4/4/2029 (b)	240	244
5.63%, 4/4/2034 (b)	100	101
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (b)	120	112
		533
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	27
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co. 3.25%, 8/15/2046	30	22
DTE Energy Co. 5.10%, 3/1/2029	200	202
Engie SA (France) 5.63%, 4/10/2034 (b)	290	295
NiSource, Inc. 5.20%, 7/1/2029	100	102
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	80	81
San Diego Gas & Electric Co. 2.95%, 8/15/2051	70	44
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	250	258
		1,077
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	54	47
Oil, Gas & Consumable Fuels — 0.1%
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (b)	180	176
BP Capital Markets America, Inc. 2.77%, 11/10/2050	44	27
Cheniere Energy, Inc. 5.65%, 4/15/2034	70	71
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	44	43
5.68%, 1/15/2034 (b)	192	191
Columbia Pipelines Operating Co. LLC 5.70%, 10/1/2054 (b)	93	87
ConocoPhillips Co. 5.50%, 1/15/2055	170	164
Coterra Energy, Inc. 5.40%, 2/15/2035	115	113
Devon Energy Corp. 5.75%, 9/15/2054	115	105
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	60	63
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	62
5.63%, 4/5/2034	150	152

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP
5.25%, 7/1/2029	150	152
5.00%, 5/15/2044 (d)	105	91
Exxon Mobil Corp. 3.00%, 8/16/2039	146	114
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	30	24
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	498	491
Kinder Morgan, Inc. 7.80%, 8/1/2031	300	342
MPLX LP
5.50%, 6/1/2034	150	149
5.40%, 4/1/2035	65	64
4.50%, 4/15/2038	52	46
5.95%, 4/1/2055	55	53
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	40	35
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	20	20
Occidental Petroleum Corp.
5.20%, 8/1/2029	50	50
5.38%, 1/1/2032	45	44
Ovintiv, Inc. 6.25%, 7/15/2033	150	155
Plains All American Pipeline LP 5.95%, 6/15/2035	125	127
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	35	35
5.03%, 10/1/2029 (b)	40	40
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	70
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	150	153
Williams Cos., Inc. (The)
5.65%, 3/15/2033	40	41
5.60%, 3/15/2035	85	87
6.00%, 3/15/2055	25	25
		3,662
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	32	30
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	70	65
Pharmaceuticals — 0.0% ^
Bristol-Myers Squibb Co.
3.70%, 3/15/2052	84	62
5.55%, 2/22/2054	13	13
5.65%, 2/22/2064	125	123
Eli Lilly & Co. 5.00%, 2/9/2054	210	197
Merck & Co., Inc.
4.00%, 3/7/2049	50	40
2.90%, 12/10/2061	55	32
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	110	104
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	400	298

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
3.18%, 7/9/2050	200	131
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	37	37
		1,037
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	40
UDR, Inc. 2.10%, 8/1/2032	88	72
		112
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	37
2.50%, 8/16/2031	20	17
NNN REIT, Inc.
5.60%, 10/15/2033	50	51
5.50%, 6/15/2034	60	60
		165
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	46	33
Broadcom, Inc.
5.05%, 7/12/2029	250	253
4.55%, 2/15/2032	151	147
3.19%, 11/15/2036 (b)	148	122
Intel Corp.
3.73%, 12/8/2047	50	35
3.25%, 11/15/2049	70	44
3.05%, 8/12/2051	70	41
KLA Corp. 3.30%, 3/1/2050	130	90
Marvell Technology, Inc. 2.95%, 4/15/2031	220	196
NXP BV (China)
2.50%, 5/11/2031	70	61
5.00%, 1/15/2033	30	30
3.25%, 5/11/2041	75	55
QUALCOMM, Inc. 4.50%, 5/20/2052	30	26
Texas Instruments, Inc. 5.05%, 5/18/2063	249	228
		1,361
Software — 0.0% ^
Cadence Design Systems, Inc. 4.70%, 9/10/2034	164	160
Oracle Corp.
4.90%, 2/6/2033	60	59
3.80%, 11/15/2037	184	155
3.60%, 4/1/2050	50	35
Roper Technologies, Inc. 1.75%, 2/15/2031	47	40
Synopsys, Inc. 5.70%, 4/1/2055	125	124
		573
Specialized REITs — 0.0% ^
American Tower Corp. 5.00%, 1/31/2030	135	136

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Crown Castle, Inc. 5.80%, 3/1/2034	35	36
Extra Space Storage LP
5.90%, 1/15/2031	60	62
2.40%, 10/15/2031	60	51
		285
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	45	33
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc. 2.70%, 8/5/2051	120	75
Dell International LLC 5.30%, 4/1/2032	280	282
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	200	195
		552
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	59
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	86
4.39%, 8/15/2037	55	48
		193
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (b)	100	99
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	230	222
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	88
3.40%, 10/15/2052	185	125
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	143
		356
Total Corporate Bonds (Cost $52,943)		51,425
Mortgage-Backed Securities — 1.6%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	335	308
Pool # WA1626, 3.45%, 8/1/2032	479	447
Pool # WN3225, 3.80%, 10/1/2034	200	187
Pool # WS4004, 4.40%, 9/1/2036	296	285
FHLMC UMBS, 30 Year
Pool # QB8503, 2.50%, 2/1/2051	222	186
Pool # SD4767, 2.50%, 2/1/2051	489	412
Pool # QC9443, 2.50%, 10/1/2051	489	413
Pool # SD5768, 3.00%, 1/1/2052	855	749
Pool # QD7596, 2.50%, 2/1/2052	824	693
Pool # RA6815, 2.50%, 2/1/2052	765	645
Pool # SD3952, 2.50%, 3/1/2052	901	760

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD1373, 3.00%, 5/1/2052	490	429
Pool # QE1637, 4.00%, 5/1/2052	58	55
Pool # QE1832, 4.50%, 5/1/2052	76	74
Pool # SD4119, 3.00%, 8/1/2052	413	363
Pool # SD3684, 4.50%, 11/1/2052	785	752
Pool # QH9763, 6.00%, 1/1/2054	173	177
Pool # QI5618, 6.50%, 5/1/2054	670	699
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	405	361
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	82	78
Pool # BK2113, 2.50%, 3/1/2050	183	154
Pool # CA5658, 2.50%, 5/1/2050	60	50
Pool # FM3118, 3.00%, 5/1/2050	130	115
Pool # BP8608, 2.50%, 6/1/2050	123	103
Pool # BP9250, 2.50%, 7/1/2050	680	575
Pool # CA6635, 2.50%, 8/1/2050	111	94
Pool # FP0059, 2.50%, 8/1/2050	396	331
Pool # BP7667, 2.50%, 12/1/2050	292	247
Pool # BR4318, 3.00%, 1/1/2051	153	134
Pool # BQ8009, 4.00%, 2/1/2051	434	410
Pool # BQ8010, 4.00%, 2/1/2051	393	370
Pool # CB0189, 3.00%, 4/1/2051	113	99
Pool # CB0458, 2.50%, 5/1/2051	583	490
Pool # FM7916, 2.50%, 6/1/2051	111	94
Pool # FM7957, 2.50%, 7/1/2051	1,096	926
Pool # CB1301, 2.50%, 8/1/2051	284	239
Pool # FM8247, 2.50%, 8/1/2051	156	132
Pool # CB1908, 2.50%, 10/1/2051	888	744
Pool # FM9491, 2.50%, 11/1/2051	609	511
Pool # FS4624, 2.50%, 11/1/2051	143	120
Pool # CB2170, 3.00%, 11/1/2051	211	183
Pool # BU1805, 2.50%, 12/1/2051	227	190
Pool # CB2313, 2.50%, 12/1/2051	178	150
Pool # FS2559, 3.00%, 12/1/2051	479	418
Pool # CB2637, 2.50%, 1/1/2052	539	452
Pool # FS7749, 3.00%, 2/1/2052	512	450
Pool # BV0295, 3.50%, 2/1/2052	199	183
Pool # BV6743, 4.50%, 5/1/2052	78	76
Pool # BV9515, 6.00%, 6/1/2052	92	95
Pool # CB5380, 5.00%, 10/1/2052	312	307
Pool # BY4714, 5.00%, 6/1/2053	287	282
Pool # DA7753, 5.50%, 1/1/2054	139	140
Pool # DA0425, 6.00%, 2/1/2054	159	163
Pool # DA7754, 6.00%, 2/1/2054	665	681
Pool # CB8334, 5.50%, 4/1/2054	896	898
Pool # DB3860, 6.00%, 4/1/2054	421	428
Pool # DB3885, 6.50%, 5/1/2054	670	699

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	57	57
Pool # BL2588, 2.97%, 8/1/2026	290	284
Pool # BS7317, 5.35%, 11/1/2027	443	450
Pool # BS7576, 4.86%, 12/1/2027	266	270
Pool # AM3010, 5.07%, 3/1/2028	102	104
Pool # BS6144, 3.97%, 1/1/2029	345	340
Pool # AM5319, 4.34%, 1/1/2029	89	89
Pool # BL1460, 3.74%, 2/1/2029	800	783
Pool # BS8149, 4.97%, 9/1/2029	300	307
Pool # BS4290, 1.95%, 10/1/2029	500	446
Pool # BL4956, 2.41%, 11/1/2029	308	284
Pool # BS7361, 4.76%, 1/1/2030	520	528
Pool # BL9252, 1.37%, 3/1/2030	109	95
Pool # BS0154, 1.28%, 4/1/2030	74	64
Pool # BZ0896, 5.43%, 7/1/2030	796	830
Pool # AM4789, 4.18%, 11/1/2030	51	51
Pool # BL9494, 1.46%, 12/1/2030	75	64
Pool # BL9652, 1.56%, 12/1/2030	381	331
Pool # BS6024, 3.96%, 2/1/2031	210	205
Pool # BS7290, 5.64%, 2/1/2031	541	569
Pool # BS7121, 5.15%, 3/1/2031	400	412
Pool # BS6203, 4.26%, 4/1/2031	146	144
Pool # BS8442, 4.74%, 4/1/2031	310	314
Pool # BS2915, 1.87%, 5/1/2031	60	52
Pool # BL2999, 3.15%, 6/1/2031	785	736
Pool # BS7813, 4.83%, 6/1/2031	206	210
Pool # BS6802, 4.93%, 6/1/2031	300	305
Pool # BL3774, 2.77%, 8/1/2031	100	91
Pool # BL3648, 2.85%, 8/1/2031	100	92
Pool # BL3700, 2.92%, 8/1/2031	99	91
Pool # BS5580, 3.68%, 1/1/2032	230	219
Pool # BS4654, 2.39%, 3/1/2032	236	207
Pool # BL5680, 2.44%, 3/1/2032	365	321
Pool # BZ2434, 4.95%, 3/1/2032	1,142	1,164
Pool # AN5952, 3.01%, 7/1/2032	98	89
Pool # AN6149, 3.14%, 7/1/2032	130	119
Pool # BS5530, 3.30%, 7/1/2032	422	389
Pool # BS8070, 5.35%, 7/1/2032	400	416
Pool # BS6345, 3.91%, 8/1/2032	115	110
Pool # BZ0884, 5.37%, 9/1/2032	945	984
Pool # BS6822, 3.81%, 10/1/2032	220	210
Pool # BS8528, 4.31%, 10/1/2032	520	511
Pool # BS6872, 4.41%, 10/1/2032	85	84
Pool # BS6928, 4.55%, 10/1/2032	90	90
Pool # BS6954, 4.93%, 10/1/2032	175	179
Pool # BM6491, 1.46%, 11/1/2032 (e)	677	551
Pool # BM6492, 1.51%, 11/1/2032 (e)	854	697

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6819, 4.12%, 11/1/2032	275	268
Pool # BS7090, 4.45%, 12/1/2032	509	506
Pool # BS8428, 4.41%, 1/1/2033	355	350
Pool # BS5357, 3.41%, 3/1/2033	169	155
Pool # BS8416, 4.56%, 5/1/2033	165	165
Pool # AN9752, 3.65%, 7/1/2033	310	292
Pool # BS5511, 3.45%, 8/1/2033	221	204
Pool # BS5127, 3.15%, 9/1/2033	130	117
Pool # BZ0430, 4.32%, 2/1/2034	450	441
Pool # BL7124, 1.93%, 6/1/2035	153	124
Pool # BZ0217, 5.22%, 8/1/2035	346	358
Pool # AN0375, 3.76%, 12/1/2035	161	151
Pool # BF0045, 4.50%, 3/1/2052	51	49
Pool # BF0091, 3.50%, 5/1/2056	226	203
Pool # BF0108, 4.50%, 6/1/2056	105	101
Pool # BF0189, 3.00%, 6/1/2057	136	117
Pool # BF0219, 3.50%, 9/1/2057	554	498
Pool # BF0230, 5.50%, 1/1/2058	208	214
Pool # BF0497, 3.00%, 7/1/2060	120	103
Pool # BF0537, 3.00%, 3/1/2061	500	424
Pool # BF0561, 3.00%, 9/1/2061	643	545
Pool # BF0578, 2.50%, 12/1/2061	977	790
Pool # BF0580, 3.50%, 12/1/2061	114	102
Pool # BF0732, 2.50%, 6/1/2063	663	540
Pool # BF0733, 3.00%, 6/1/2063	591	503
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	16	15
Pool # 784602, 4.00%, 5/20/2038	68	66
Pool # BS8546, 2.50%, 12/20/2050	241	203
Pool # 785294, 3.50%, 1/20/2051	251	227
Pool # CA8452, 3.00%, 2/20/2051	377	336
Pool # CA9005, 3.00%, 2/20/2051	338	309
Pool # CB1543, 3.00%, 2/20/2051	255	226
Pool # CA3588, 3.50%, 2/20/2051	261	239
Pool # CB1536, 3.50%, 2/20/2051	619	569
Pool # CB1542, 3.00%, 3/20/2051	259	229
Pool # CB4433, 3.00%, 3/20/2051	447	390
Pool # CC0070, 3.00%, 3/20/2051	42	38
Pool # CC8726, 3.00%, 3/20/2051	52	46
Pool # CC8738, 3.00%, 3/20/2051	72	64
Pool # CC8723, 3.50%, 3/20/2051	650	595
Pool # CC0088, 4.00%, 3/20/2051	16	15
Pool # CC0092, 4.00%, 3/20/2051	30	29
Pool # CC8727, 3.00%, 4/20/2051	89	78
Pool # CC8739, 3.00%, 4/20/2051	254	225
Pool # CC8740, 3.00%, 4/20/2051	212	188
Pool # CC8751, 3.00%, 4/20/2051	48	43
Pool # CE9911, 3.00%, 7/20/2051	128	114

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CE9913, 3.00%, 7/20/2051	74	65
Pool # CE9914, 3.00%, 7/20/2051	68	60
Pool # CE9915, 3.00%, 7/20/2051	122	109
Pool # CA3563, 3.50%, 7/20/2051	254	235
Pool # CE2586, 3.50%, 7/20/2051	270	247
Pool # CK1527, 3.50%, 12/20/2051	192	177
Pool # CJ8184, 3.50%, 1/20/2052	207	190
Pool # CK2716, 3.50%, 2/20/2052	184	166
Pool # CK8295, 5.00%, 3/20/2052	138	136
Pool # CN3557, 4.50%, 5/20/2052	110	107
Pool # CN3127, 5.00%, 8/20/2052	131	129
Pool # CU6748, 6.00%, 9/20/2053	278	284
Pool # DA2721, 5.50%, 3/20/2054	158	159
Pool # DB0470, 5.50%, 3/20/2054	741	746
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	206	184
Pool # CV6672, 5.00%, 7/20/2062	131	128
Pool # CU1093, 5.50%, 6/20/2063	94	93
Pool # CU1092, 6.00%, 6/20/2063	126	127
Pool # CT6283, 6.00%, 7/20/2063	207	209
Pool # CW0095, 6.00%, 7/20/2063	175	177
Total Mortgage-Backed Securities (Cost $51,446)		50,036
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bonds
4.63%, 2/15/2040	1,100	1,123
3.13%, 2/15/2043	4,950	4,063
3.88%, 2/15/2043	605	554
3.63%, 8/15/2043	147	129
3.00%, 8/15/2048	6,630	5,034
1.38%, 8/15/2050	234	119
1.63%, 11/15/2050	2,599	1,415
4.13%, 8/15/2053	1,645	1,516
4.50%, 11/15/2054	145	143
U.S. Treasury Notes
4.00%, 12/15/2025 (f)	850	849
4.25%, 1/31/2026 (f)	3,831	3,835
4.25%, 11/30/2026	2,620	2,633
3.50%, 1/31/2028	3,645	3,607
1.38%, 10/31/2028	3,690	3,380
4.88%, 10/31/2030	10,060	10,494
2.75%, 8/15/2032	1,637	1,497
3.50%, 2/15/2033	205	196
4.25%, 11/15/2034	390	391
U.S. Treasury STRIPS Bonds 5.05%, 11/15/2040 (g)	210	101
Total U.S. Treasury Obligations (Cost $41,613)		41,079

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 0.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	36	33
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 5.57%, 12/18/2037 (b) (e)	31	31
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	170	163
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	109	104
Series 2016-3, Class AA, 3.00%, 10/15/2028	75	71
Series 2017-2, Class A, 3.60%, 10/15/2029	648	606
Series 2021-1, Class B, 3.95%, 7/11/2030	143	134
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	100	101
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	205	208
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	202	201
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	100	99
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (b)	100	98
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	100	96
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b) (d)	330	313
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (b)	240	223
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (b)	285	287
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	155	158
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (b)	445	425
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (b)	510	481
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	570	578
Series 2024-1, Class D, 6.03%, 11/15/2029	170	173
Series 2024-2, Class C, 6.07%, 2/15/2030	610	622
Series 2025-1, Class D, 5.64%, 11/15/2030	610	616
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	88	85
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	614	610
CarMax Auto Owner Trust Series 2024-1, Class B, 5.17%, 8/15/2029	250	253
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	208	184
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (e)	269	273
CFMT LLC Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (b) (e)	487	477
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (b)	230	231
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	270	272
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	155	159
Series 2024-2A, Class C, 6.70%, 10/16/2034 (b)	635	660
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	265	257
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	28	27
Series 2021-1A, Class C, 2.70%, 11/21/2033 (b)	31	31
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	125	127
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	130	133

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	64	60
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (b)	100	101
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	120	123
Series 2024-1A, Class D, 5.84%, 6/17/2030	250	252
FHF Issuer Trust
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	131	132
Series 2024-1A, Class B, 6.26%, 3/15/2030 (b)	235	242
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	85	86
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	260	249
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	100	99
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	240	241
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	150	142
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	168	175
Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	214	213
Series 2024-2A, Class B, 4.93%, 3/15/2050 (b)	100	99
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (b)	785	797
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (b)	203	202
Series 2024-2A, Class B, 5.65%, 3/25/2038 (b)	338	343
Series 2024-1B, Class B, 5.99%, 9/15/2039 (b)	335	341
Series 2024-1B, Class C, 6.62%, 9/15/2039 (b)	113	115
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (b)	209	208
Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	233	237
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	280	285
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	221	210
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	140	128
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (b)	170	162
Lendbuzz Securitization Trust Series 2024-1A, Class B, 6.58%, 9/15/2029 (b)	250	257
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (b)	200	205
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	195	187
Series 2024-AA, Class C, 6.00%, 9/22/2036 (b)	199	202
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	88	83
Series 2024-1A, Class B, 5.51%, 2/20/2043 (b)	112	113
Series 2024-1A, Class C, 6.20%, 2/20/2043 (b)	139	142
New Residential Mortgage Loan Trust Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (b)	310	297
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	110	108
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	136	133
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (b)	355	347
Series 2023-3A, Class B, 6.48%, 7/20/2029 (b)	140	143

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	145	148
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	225	223
Series 2022-1A, Class B, 5.07%, 6/14/2029 (b)	295	295
Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	190	192
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	203	198
Series 2025-A, Class B, 5.30%, 2/8/2033 (b)	105	105
Series 2025-A, Class C, 5.89%, 2/8/2033 (b)	100	100
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	9	9
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	270	248
Post Road Equipment Finance LLC Series 2024-1A, Class C, 5.81%, 10/15/2030 (b)	545	554
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (e)	55	55
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (e)	225	204
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (e)	500	448
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	453	451
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (b)	250	242
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	100	93
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (b) (e)	100	91
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (e)	125	113
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (b)	285	265
Series 2024-SFR3, Class D, 3.50%, 6/17/2041 (b)	650	596
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (b)	565	520
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (b)	195	197
Reach ABS Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (b)	190	193
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	27	27
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	194	192
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	600	608
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 5/15/2030	120	121
Series 2024-2, Class C, 5.84%, 6/17/2030	480	490
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (b)	900	908
Series 2024-A, Class A4, 5.24%, 1/22/2029 (b)	325	327
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	195	198
Series 2024-1A, Class C, 5.82%, 9/20/2032 (b)	145	148
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	170	175
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	325	329
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (b)	33	32
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	18	17
Series 2022-2A, Class C, 6.36%, 6/20/2040 (b)	84	85
Series 2024-1A, Class C, 5.94%, 1/20/2043 (b)	100	101
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (b)	295	299

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	380	377
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	105	104
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	45	43
Series 2018-1, Class A, 3.70%, 3/1/2030	85	80
Series 2024-1, Class AA, 5.45%, 2/15/2037	335	338
VOLT XCII LLC Series 2021-NPL1, Class A1, 5.89%, 2/27/2051 (b) (d)	6	6
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (b) (d)	52	52
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (d)	64	64
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (b) (d)	51	51
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (b) (d)	50	50
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (b) (d)	71	71
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (b) (d)	76	76
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	324	328
Series 2024-1A, Class C, 7.06%, 1/20/2038 (b)	202	205
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	200	202
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	100	103
Total Asset-Backed Securities (Cost $28,449)		28,806
Collateralized Mortgage Obligations — 0.6%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.04%, 7/25/2043 (b) (e)	190	195
CSMC Trust Series 2021-RPL1, Class A1, 4.08%, 9/27/2060 (b) (e)	139	138
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (b) (e)	219	214
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MT, 3.00%, 5/25/2057	216	184
Series 2018-1, Class M60C, 3.50%, 5/25/2057	159	146
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (e)	208	194
Series 2018-2, Class M55D, 4.00%, 11/25/2057	267	251
Series 2018-4, Class M55D, 4.00%, 3/25/2058	132	125
Series 2019-1, Class MT, 3.50%, 7/25/2058	77	69
Series 2019-1, Class M55D, 4.00%, 7/25/2058	313	293
Series 2019-2, Class M55D, 4.00%, 8/25/2058	235	220
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	186
Series 2019-3, Class M55D, 4.00%, 10/25/2058	221	207
Series 2019-4, Class M55D, 4.00%, 2/25/2059	82	77
Series 2020-3, Class MT, 2.00%, 5/25/2060	654	520
Series 2022-1, Class MTU, 3.25%, 11/25/2061	76	65
Series 2024-2, Class MT, 3.50%, 5/25/2064	411	363
FHLMC, REMIC
Series 2893, Class PE, 5.00%, 11/15/2034	213	217
Series 3674, Class HZ, 5.50%, 5/15/2040	359	377
Series 4065, Class QB, 3.00%, 6/15/2042	185	168
Series 4116, Class UC, 2.50%, 10/15/2042	188	137
Series 4941, Class KG, 2.00%, 12/15/2047	523	443
Series 4941, Class IA, IO, 4.50%, 7/25/2049	664	149

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5174, Class IG, IO, 3.00%, 1/25/2050	1,815	235
Series 5054, Class PB, 1.00%, 11/25/2050	411	318
Series 5052, Class KI, IO, 4.00%, 12/25/2050	1,716	349
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,321	186
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	62	65
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	111	112
Series 2002-T4, Class A1, 6.50%, 12/25/2041	13	13
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	80	79
Series 2018-72, Class VB, 3.50%, 10/25/2031	241	235
Series 2018-56, Class VN, 3.50%, 5/25/2038	180	164
Series 2011-41, Class KA, 4.00%, 1/25/2041	2	2
Series 2011-126, Class JB, 2.50%, 12/25/2041	446	412
Series 2012-108, Class PL, 3.00%, 10/25/2042	125	114
Series 2022-4, Class TA, 1.00%, 4/25/2051	214	171
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	1,753	373
Series 2025-18, Class MA, 0.50%, 9/25/2054	734	600
Series 2019-7, Class CA, 3.50%, 11/25/2057	258	247
Series 2018-75, Class UZ, 4.00%, 10/25/2058	880	820
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	122	124
GNMA
Series 2016-61, Class A, 2.00%, 9/20/2042	345	289
Series 2020-32, Class IA, IO, 4.02%, 3/16/2047 (e)	2,833	506
Series 2019-85, Class QY, 3.00%, 7/20/2049	300	216
Series 2020-185, Class PE, 1.50%, 12/20/2050	243	188
Series 2021-83, Class KB, 1.25%, 5/20/2051	288	223
Series 2022-105, Class SG, IF, IO, 1.71%, 6/20/2052 (e)	1,173	115
Series 2022-151, Class B, 4.25%, 9/20/2052	150	121
Series 2024-64, Class YH, 5.00%, 4/20/2054	715	694
Series 2012-H31, Class FD, 4.76%, 12/20/2062 (e)	46	46
Series 2024-57, Class PT, 4.50%, 4/20/2064	703	683
Series 2015-H16, Class FG, 4.86%, 7/20/2065 (e)	41	41
Series 2016-H13, Class FT, 5.00%, 5/20/2066 (e)	9	9
Series 2016-H26, Class FC, 5.42%, 12/20/2066 (e)	153	153
Series 2021-H14, Class YD, 7.34%, 6/20/2071 (e)	202	178
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 ‡ (b) (e)	870	870
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (b) (d)	74	74
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (d)	325	323
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (d)	400	402
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (d)	650	657
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (d)	840	838
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (d)	185	184
Ocwen Loan Investment Trust Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (b)	360	335
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (b) (d)	195	196
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (b) (d)	220	220

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	356	308
Total Collateralized Mortgage Obligations (Cost $17,562)		17,426
Commercial Mortgage-Backed Securities — 0.2%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	170	164
DBSG ALTA Mortgage Trust Series 2024-ALTA, Class A, 5.95%, 6/10/2037 (b) (e)	705	715
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.14%, 7/25/2041 (b) (e)	104	102
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K136, Class A2, 2.13%, 11/25/2031	259	225
Series K140, Class A2, 2.25%, 1/25/2032	262	228
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	185	176
FNMA ACES
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (e)	1,525	72
Series 2017-M11, Class A2, 2.98%, 8/25/2029	128	121
Series 2020-M50, Class A2, 1.20%, 10/25/2030	124	117
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (e)	2,015	91
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (e)	185	156
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (e)	365	312
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (e)	173	170
Series 2024-M2, Class A2, 3.75%, 8/25/2033	875	821
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	21	21
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (e)	721	50
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (b) (e)	125	116
Series 2016-K56, Class B, 3.95%, 6/25/2049 (b) (e)	90	89
Series 2016-K58, Class B, 3.74%, 9/25/2049 (b) (e)	465	458
Series 2017-K67, Class C, 3.95%, 9/25/2049 (b) (e)	375	366
Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (e)	120	117
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.34%, 11/25/2053 (b) (e)	198	206
Series 2024-01, Class M7, 7.09%, 7/25/2054 (b) (e)	155	156
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	150	151
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	195	168
Total Commercial Mortgage-Backed Securities (Cost $5,386)		5,368
Foreign Government Securities — 0.0% ^
United Mexican States
6.00%, 5/7/2036	200	194
6.88%, 5/13/2037	200	205
Total Foreign Government Securities (Cost $398)		399
Municipal Bonds — 0.0% (h) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bond Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $55)	55	56

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (i) (Cost $67,959)	67,959	67,959
Total Investments — 100.5% (Cost $2,479,496)		3,060,345
Liabilities in Excess of Other Assets — (0.5)%		(14,872)
NET ASSETS — 100.0%		3,045,473

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2025.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.

(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of March 31, 2025.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	The rate shown is the current yield as of March 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	82	06/18/2025	USD	9,135	66
U.S. Treasury 10 Year Ultra Note	90	06/18/2025	USD	10,298	94
U.S. Treasury Long Bond	6	06/18/2025	USD	707	(1)
Russell 2000 E-Mini Index	224	06/20/2025	USD	22,704	(630)
S&P MidCap 400 E-Mini Index	104	06/20/2025	USD	30,564	(407)
U.S. Treasury 2 Year Note	17	06/30/2025	USD	3,523	11
U.S. Treasury 5 Year Note	10	06/30/2025	USD	1,083	— (a)
					(867)
Short Contracts
U.S. Treasury Ultra Bond	(10)	06/18/2025	USD	(1,229)	4
					(863)

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$27,634	$1,172	$28,806
Collateralized Mortgage Obligations	—	16,221	1,205	17,426
Commercial Mortgage-Backed Securities	—	5,368	—	5,368
Corporate Bonds	—	51,425	—	51,425
Exchange-Traded Funds	845,281	—	—	845,281
Foreign Government Securities	—	399	—	399
Investment Companies	1,952,510	—	—	1,952,510
Mortgage-Backed Securities	—	50,036	—	50,036
Municipal Bonds	—	56	—	56
U.S. Treasury Obligations	—	41,079	—	41,079
Short-Term Investments
Investment Companies	67,959	—	—	67,959
Total Investments in Securities	$2,865,750	$192,218	$2,377	$3,060,345
Appreciation in Other Financial Instruments
Futures Contracts	$175	$—	$—	$175
Depreciation in Other Financial Instruments
Futures Contracts	$(1,038)	$—	$—	$(1,038)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(863)	$—	$—	$(863)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$90,567	$21,006	$13,829	$(52)	$480	$98,172	1,864	$2,023	$—
JPMorgan BetaBuilders International Equity ETF (a)	472,866	104,482	70,642	563	21,000	528,269	8,589	9,801	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	39,777	5,309	5,656	591	2,661	42,682	454	937	— (b)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	70,393	10,478	82,056	520	665	—	—	2,398	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	107,048	28,559	21,372	2,157	1,709	118,101	1,311	1,237	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	52,451	23,657	18,371	1,564	(1,244)	58,057	959	568	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	18,023	2,444	20,553	(54)	140	—	—	1,096	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	424,401	186,399	25,115	(4,627)	12,261	593,319	81,950	17,210	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	24,249	4,175	1,574	(27)	414	27,237	4,393	1,343	—

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$91,885	$21,649	$16,683	$55	$1,236	$98,142	5,811	$2,387	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,065,700	144,775	111,215	8,329	24,722	1,132,311	13,446	11,007	—
JPMorgan High Yield Fund Class R6 Shares (a)	72,396	33,249	5,084	(118)	1,058	101,501	15,712	4,397	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (c)	64,289	220,821	217,151	—	—	67,959	67,959	2,070	—
Total	$2,594,045	$807,003	$609,301	$8,901	$65,102	$2,865,750		$56,474	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2025.